EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2023
EARNINGS PER SHARE
EARNINGS PER SHARE

20.    EARNINGS PER SHARE

Basic earnings per share and diluted earnings per share have been calculated as follows (RMB in thousands, except for share and per share data):

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Numerator:
Net income	955,572	1,565,139	6,452,554
Less: Net income attributable to non-controlling interests	234,554	944,633	3,005,111
Net income attributable to JinkoSolar’s ordinary shareholders	721,018	620,506	3,447,443
Dilutive effects of convertible senior notes	(308,339)	—	(5,574)
Numerator for diluted income per share	412,679	620,506	3,441,869

Denominator:
Denominator for basic earnings per share - weighted average number of ordinary shares outstanding	190,672,869	198,004,260	207,705,476
Dilutive effects of share options	540,620	2,404,234	6,920,728
Dilutive effects of convertible senior notes	14,506,283	—	11,486,880

Denominator for diluted calculation - weighted average number of ordinary shares outstanding	205,719,772	200,408,494	226,113,084
Basic earnings per share attributable to JinkoSolar’s ordinary shareholders	3.78	3.13	16.60
Diluted earnings per share attributable to JinkoSolar’s ordinary shareholders	2.01	3.10	15.23

For the years ended December 31, 2022, convertible senior notes convertible into 14,427,088 shares were not included in the computation of diluted EPS because of their anti-dilutive effect. For the year ended December 31, 2023, convertible notes issued by the Company’s subsidiary, Jiangxi Jinko, was not included in the computation of diluted EPS because of its anti-dilutive effect.